CAPITAL ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	$ 46,978	$ 45,954
Depreciation	13,212	12,295
Capital assets, ending balance	52,596	46,978
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	138,467	126,990
Acquired	11,112	1,395
Additions	7,798	11,990
Retired	(9,444)	(1,739)
Translation	52	(169)
Capital assets, ending balance	147,985	138,467
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	(91,489)	(81,036)
Depreciation	13,212	12,295
Retired	9,239	1,739
Translation	73	103
Capital assets, ending balance	(95,389)	(91,489)
Computer hardware
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	8,128	4,783
Capital assets, ending balance	9,526	8,128
Computer hardware | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	24,514	19,203
Acquired	1,038	468
Additions	4,648	6,687
Retired	(8,871)	(1,739)
Translation	(10)	(105)
Capital assets, ending balance	21,319	24,514
Computer hardware | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	(16,386)	(14,420)
Depreciation	4,209	3,756
Retired	8,762	1,739
Translation	40	51
Capital assets, ending balance	(11,793)	(16,386)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	4,870	4,599
Capital assets, ending balance	5,798	4,870
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	22,216	20,342
Acquired	1,982	748
Additions	986	1,172
Retired	(220)	0
Translation	(5)	(46)
Capital assets, ending balance	24,959	22,216
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	(17,346)	(15,743)
Depreciation	1,956	1,644
Retired	143	0
Translation	(2)	41
Capital assets, ending balance	(19,161)	(17,346)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	33,980	36,572
Capital assets, ending balance	37,272	33,980
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	91,737	87,445
Acquired	8,092	179
Additions	2,164	4,131
Retired	(353)	0
Translation	67	(18)
Capital assets, ending balance	101,707	91,737
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Capital assets, beginning balance	(57,757)	(50,873)
Depreciation	7,047	6,895
Retired	334	0
Translation	35	11
Capital assets, ending balance	$ (64,435)	$ (57,757)